Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Ordinary Shares subject to possible redemption
Income from investments held in Trust Account		$ 4,510		$ 65,492
Less: Company’s portion available to be withdrawn to pay taxes
Net income attributable to ordinary shares subject to possible redemption		4,510		65,492
Numerator: Net Income (Loss) minus Net Earnings attributable to redeemable shares
Net income (loss)	(9,039)	31,869,620	(58,999)	(36,542,055)
Less: Income attributable to Class A ordinary shares subject to possible redemption		(4,510)		65,492
Non-redeemable net income (loss)	$ (9,039)	$ 31,865,110	$ (58,999)	$ (36,607,546)
Redeemable Shares [Member]
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average ordinary shares outstanding, basic and diluted (in Shares)		24,908,705		25,440,915
Basic and diluted net income per share (in Dollars per share)		$ 0.00
Nonredeemable Shares [Member]
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	7,500,000	12,591,295	7,500,000	10,464,651
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 2.53	$ (0.01)	$ (3.50)